EQUITY INCENTIVE PLAN (Details Narrative) - USD ($)		3 Months Ended
	Apr. 27, 2023	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price		$ 13.00	$ 12.71
Number of options granted		0
Unrecognized compensation expense related to non-vested stock options		$ 4,672,620
Compensation expense related to stock options		$ 244,883
Options were exercised		0
Two Thousand Twenty Three Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock availble for issuance	1,500,000
Availble for grant		886,799